Accounts payable	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	8. Accounts payable Components of accounts payable are as follows as of March 31:
	As of March 31,
	2025	2024
	USD	USD

Trade payables	3,964,976	3,166,177
Total	3,964,976	3,166,177